Condensed Consolidated Interim Cash Flow Statements - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Operating activities
Net profit / (loss) for the period	€ (41,375)	€ (25,139)
Reversal of finance income	(702)	(130)
Reversal of finance expenses	7,010	1,722
Reversal of tax charge	(107)	(14)
Adjustments for:
Share-based payment	4,679	2,705
Depreciation	198	169
Changes in working capital:
Deposits	(819)	1
Trade receivables	154	(91)
Other receivables	282	(1,281)
Prepayments	(211)	(3,662)
Trade payables and other payables	(6,364)	4,419
Deferred income	0	0
Cash flows generated from / (used in) operations	(37,255)	(21,301)
Finance income received	702	130
Finance expenses paid	(4)	(25)
Income taxes received / (paid)	(183)	(54)
Cash flows from / (used in) operating activities	(36,740)	(21,250)
Investing activities
Acquisition of property, plant and equipment	(102)	(377)
Cash flows used in investing activities	(102)	(377)
Financing activities
Capital increase	210,025	644
Cost of capital increase	(13,118)
Cash flows from / (used in) financing activities	196,907	644
Increase / (decrease) in cash and cash equivalents	160,065	(20,983)
Cash and cash equivalents at January 1	195,351	180,329
Effect of exchange rate changes on balances held in foreign currencies	(7,006)	(1,698)
Cash and cash equivalents at March 31	348,410	157,648
Restricted cash included in cash and cash equivalents	€ 5,142	€ 63